Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,192,127	$ 731,296	¥ 4,403,915
Restricted cash	154,433	21,751	23,203
Short-term investments (including short-term investments measured at fair value of RMB 295,319 and RMB 220,728 as of December 31, 2022 and 2023, respectively)	379,456	53,445	315,979
Accounts receivable, net of allowance for credit losses of RMB3,647 and RMB6,862 as of December 31, 2022 and 2023, respectively	503,978	70,984	498,106
Amounts due from related parties, net of allowance for credit losses of RMB 25,666 and RMB 23,722 as of December 31, 2022 and 2023, respectively	¥ 393,891	$ 55,478	¥ 443,424
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity	Affiliated Entity	Affiliated Entity
Loan receivables, net of allowance for credit losses of RMB 93,859 and RMB 79,510 as of December 31, 2022 and 2023, respectively	¥ 286,921	$ 40,412	¥ 465,780
Other current assets	206,250	29,052	166,739
Total current assets	7,117,056	1,002,418	6,317,146
Long-term investments (including long-term investments measured at fair value of RMB 706,413 and RMB 666,867 as of December 31, 2022 and 2023, respectively)	810,484	114,154	774,095
Investment in affiliates	1,526,544	215,009	1,491,820
Property and equipment, net	2,482,199	349,610	2,486,317
Operating lease right-of-use assets, net	139,019	19,580	168,192
Deferred tax assets	431,494	60,775	436,441
Other non-current assets	178,582	25,152	124,124
Total Assets	12,685,378	1,786,698	11,798,135
Current liabilities: (including amounts of the consolidated VIEs without recourse to Noah Holdings Ltd. See Note 2(b))
Accrued payroll and welfare expenses	564,096	79,451	668,953
Income tax payable	89,694	12,633	126,848
Deferred revenues	72,824	10,257	67,967
Contingent liabilities	482,802	68,001	568,018
Other current liabilities	681,802	96,030	473,175
Total current liabilities	1,891,218	266,372	1,904,961
Deferred tax liabilities	262,404	36,959	249,768
Operating lease liabilities, non-current	76,533	10,779	83,171
Other non-current liabilities	27,660	3,896	59,760
Total Liabilities	2,257,815	318,006	2,297,660
Contingencies (Note 19)
Shareholders' equity:
Ordinary shares1: 1,000,000,000 ordinary shares authorized (US$0.00005 par value), 319,455,750 shares issued and 313,019,320 shares outstanding as of December 31, 2022 and 1,000,000,000 ordinary shares authorized (US$0.00005 par value), 328,034,660 shares issued and 326,307,330 shares outstanding as of December 31, 2023	110	15	105
Additional paid-in capital	3,798,662	535,030	3,803,183
Retained earnings	6,436,946	906,625	5,604,954
Accumulated other comprehensive (loss) income	74,616	10,509	(2,546)
Total Noah Holdings Limited shareholders' equity	10,310,334	1,452,179	9,405,696
Non-controlling interests	117,229	16,513	94,779
Total Shareholders' Equity	10,427,563	1,468,692	9,500,475
Total Liabilities and Equity	¥ 12,685,378	$ 1,786,698	¥ 11,798,135